Related Party Transactions and Balances - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales to Flakeshield [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 19,429	$ 30,024	$ 25,450
Sales to Acmos [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		2,689	5,944
Sales to ECO [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	140
Sales to Kirby Singapore [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		197
Purchase from Flakeshield [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	4,368	2,320	8,761
Purchase from Acmos [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	8,158	8,571	185,989
Rental income from Flakeshield [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		6,558	6,582
Rental expenses to WFP [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		5,902	7,899
Rental expenses to Mr. Lew [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	33,638	31,477	2,633
Consultancy expenses to OFL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	264,186
Consultancy expenses to SBCL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	423,000
Advances from OFL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions			231,190
Advances from SBCL [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		273,204	121,867
Advances from Kirby Australia [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		2,638
Purchase consideration to Ms. Lim for acquisition of GKI [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	3,000,000
Purchase consideration to Mr. Lew for acquisition of RBSB [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	40,500
Purchase consideration to Mr. Lew for acquisition of RGSB [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 350,000